DISCONTINUED OPERATIONS, SALE OF PRODUCT LINE, AND SALE OF ASSETS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Discontinued Operations
Loss from discontinued operations, net of tax	$ (0.1)	$ (2.2)	$ (28.5)
OCP and DES businesses
Discontinued Operations
Net sales			380.4
Loss before taxes, including divestiture-related and restructuring charges			(12.4)
Provision for income taxes			(0.1)
Loss from discontinued operations, net of tax before loss on sale			(12.5)
(Loss) gain on sale before taxes		(3.3)	49.4
Tax (provision) benefit on sale	(0.1)	1.1	(65.4)
Loss from discontinued operations, net of tax	$ (0.1)	$ (2.2)	(28.5)
OCP and DES businesses | Net sales.
Discontinued Operations
Net sales from continuing operations to discontinued operations			$ 45.8